Oil And Natural Gas Properties (Depletion, Depreciation, Amortization and Impairments) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Oil And Natural Gas Properties [Abstract]
DD&A of oil and natural gas-related assets	$ 4,320	$ 4,767	$ 8,370	$ 9,565	$ 18,972	$ 11,732
Asset Impairments	45		194		2,357	109
Total	$ 4,365	$ 4,767	$ 8,564	$ 9,565	$ 21,329	$ 11,841